Citigroup Mortgage Loan Trust 2025-4 ABS-15G

Exhibit 99.1 - Schedule 6(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	219	96.48%
Delinquency, No Missing Data	8	3.52%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	227	100.00%